Warrants Outstanding	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Warrants Outstanding

9.	Warrants Outstanding
The following warrants are issued and outstanding as at June 30, 2012:
No. of Warrants	Exercise Price	Expiry Date
1,116,667	$.075	September 16, 2016
497,220	$.045	January 25, 2017
350,000	$.045	February 9, 2017
1,200,000	$.045	February 23, 2017
203,333	$.045	March 5, 2017
600,000	$.045	March 29, 2017
320,000	$.045	April 30, 2017
395,777	$0.45	May 9, 2017
4,682,997